Deferred income tax - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	$ (73,320)	$ (105,149)	$ (158,055)
Additions through business combinations			137,864
Tax income/(charge)	41,503	6,902	183,855
Foreign exchange and other movements	(4,712)	(24,927)	(6,915)
Net deferred income tax, Ending balance	(27,105)	(73,320)	(105,149)
Deductible temporary differences for which no deferred tax is recognized	2,200,000	2,400,000	1,800,000
Temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognized	0	6,500	122,200
Deferred tax liabilities, including netting	100,450	137,106
Deferred tax liabilities	100,450	137,106
Within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax is recognized	3,600	91,100	222,300
Between one and two years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax is recognized	53,900	138,900	180,000
Between two and three years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax is recognized	27,500	63,600	274,300
Between three and four years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax is recognized	3,800	39,400	99,400
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	(112,251)	(172,739)	(166,020)
Additions through business combinations			61,184
Tax income/(charge)	(9,267)	24,045	49,634
Foreign exchange and other movements	(42,743)	(36,443)	(4,831)
Net deferred income tax, Ending balance	(78,775)	(112,251)	(172,739)
Deferred tax liabilities, including netting	21,567	107,444
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	(144,747)	(177,619)	(166,157)
Additions through business combinations			76,680
Tax income/(charge)	8,519	(9,239)	59,702
Foreign exchange and other movements	(12,686)	(42,111)	(5,516)
Net deferred income tax, Ending balance	(123,542)	(144,747)	(177,619)
Deferred tax liabilities, including netting	123,795	168,133
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	50,224	71,649	69,428
Tax income/(charge)	(1,496)	(8,943)	3,859
Foreign exchange and other movements	9,899	12,482	1,638
Net deferred income tax, Ending balance	38,829	50,224	71,649
Deferred tax liabilities, including netting	(17,673)	(46,734)
Lease liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	134,562	153,674	144,972
Tax income/(charge)	2,728	17,322	2,737
Foreign exchange and other movements	(32,161)	36,434	(5,965)
Net deferred income tax, Ending balance	169,451	134,562	153,674
Deferred tax liabilities, including netting	(70,422)	(49,676)
Right-of-use asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	(115,699)	(135,807)	(138,846)
Tax income/(charge)	(1,818)	(12,090)	8,752
Foreign exchange and other movements	33,480	(32,198)	5,713
Net deferred income tax, Ending balance	(150,997)	(115,699)	(135,807)
Deferred tax liabilities, including netting	63,234	42,299
Unrealized capital allowances and tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	82,429	118,716	92,847
Tax income/(charge)	41,928	(9,737)	27,429
Foreign exchange and other movements	23,624	26,550	1,560
Net deferred income tax, Ending balance	100,733	82,429	118,716
Deferred tax liabilities, including netting	(26,444)	(51,761)
Unrealized exchange differences and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	32,162	36,977	5,721
Tax income/(charge)	909	5,544	31,742
Foreign exchange and other movements	15,875	10,359	486
Net deferred income tax, Ending balance	17,196	32,162	$ 36,977
Deferred tax liabilities, including netting	6,393	(32,599)
BRAZIL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	57,900
Net deferred income tax, Ending balance	$ 66,800	57,900
Decrease in deferred tax asset as a result of obtaining greater clarity on the treatment of certain expenses		$ 20,600